Net Gains (Losses) on Sales of Properties and Discontinued Operations (Schedule Of Gains, Losses, And Impairment Losses For Continuing And Discontinued Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended						12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Gains (Losses) on Sales of Properties and Discontinued Operations [Abstract]
Continuing Operations, Gain on sale of office building								$ 1,129
Continuing Operations, Impairment losses		(364)	(2,735)	266	(1,722)	(2,801)	(2,833)	(4,523)	(2,147)
Continuing Operations, Gain (loss) on sale of assets							3	4	(26)
Gain, losses and impairment losses for continuing operation							(2,830)	(3,390)	(2,173)
Discontinued Operations, Gain on sales of properties							7,872	376	1,414
Discontinued Operations, Impairment losses	(507)			(1,700)			(7,339)	(9,785)	(6,051)
Discontinued Operations, Loss on sale of assets							(42)	(57)	(112)
Gain, losses and impairment losses for discontinued operation							491	(9,466)	(4,749)
Gains, losses and impairment losses for continuing and discontinued operations							$ (2,339)	$ (12,856)	$ (6,922)